Loans, borrowings, cash and cash equivalents and financial investments - Average annual interest rate by currency (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Loans and borrowings
Borrowings	$ 16,903	$ 13,056
US$
Loans and borrowings
Borrowings, interest rate	3.85%
Borrowings	$ 14,136
R$
Loans and borrowings
Borrowings, interest rate	8.93%
Borrowings	$ 1,577
R$ | Derivative Instrument Floating Rate Cash Flow | Debts in Brazilian real with derivative offset
Loans and borrowings
Borrowings, interest rate	2.97%
Notional amount	$ 1,493
EUR
Loans and borrowings
Borrowings, interest rate	3.79%
Borrowings	$ 1,087
EUR | Derivative Instrument Floating Rate Cash Flow | Eurobonds with derivative offset
Loans and borrowings
Borrowings, interest rate	4.29%
Other currencies
Loans and borrowings
Borrowings, interest rate	3.45%
Borrowings	$ 103